Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001841644
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-43083
Entity Registrant Name	PicS N.V.
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31